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                [LOGO]
           NEW ENGLAND FUNDS
        Where The Best Minds Meet



----------------------------------------
SEMIANNUAL REPORT AND PERFORMANCE UPDATE
----------------------------------------

NEW ENGLAND
HIGH INCOME FUND




                                      [ARTWORK APPEARS HERE]





-------------
June 30, 1995
-------------


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                                                                   July 20, 1995
DEAR SHAREHOLDER:

        We have good news to present in this Semiannual Report for New England High Income Fund, which includes your Portfolio Manager's commentary and complete financial information.

MARKET OVERVIEW

        Investors who stayed the course in 1995 were amply rewarded. Major U.S. stock market indices soared to record highs and the bond market staged a spectacular comeback from its 1994 lows. Fueling the rally was clear evidence that the economy had begun to slow down as a result of the interest rate hikes engineered by the Federal Reserve Board to keep inflation in check. Indeed, with declining housing starts and rising unemployment numbers reported in the first half of 1995, expectations grew that the Fed's next move would be downward, to prevent the slowing economy from slipping into recession.

        The bond market surged at the prospect of lower rates, and the stock market followed suit, with the Standard & Poor's 500Registration Mark Index gaining 20.14% during the first half of the year. The large, blue-chip companies led the way, in part because a weak U.S. dollar gave them a competitive advantage overseas and contributed to surprisingly healthy earnings reports. Finally, on July 6, just after this reporting period ended, the Fed lowered a key short-term rate by 0.25%, a relatively modest move, but a significant psychological change in direction.

YOUR FINANCIAL ADVISER -- A TRUSTED ALLY

        As a shareholder in New England Funds, you have a valuable ally you can turn to at all times -- your financial adviser. This experienced

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--------------------------------------------------------------------------------

professional can help you design an asset allocation program suitable to your goals and risk tolerance. Most important, during times of market volatility or uncertainty, your adviser can help you avoid making costly mistakes, such as trying to "time" the market. Investors who go it alone can overreact to short-term market events, buying and selling on the basis of this week's headlines, or chasing the latest "hot" investment. Such behavior can derail an otherwise prudent investment program. But investors who work with a financial adviser receive guidance throughout the market's ups and downs. Your adviser will help you place short-term market swings in their proper perspective and keep you focused on your long-term investment program.

        Your adviser is just one of the experts whose talents we have tapped in our effort to bring the best minds in the business to the task of managing your money. These experts are a vital part of the investment process at New England Funds, and we encourage you to take advantage of their skills to the fullest.

        We invite you to read the accompanying management commentary and financial highlights. If you have any questions or comments, please contact your financial adviser or New England Funds directly at 800-225-5478. Once again, we appreciate your continued confidence and investment in New England Funds.


Sincerely,


        /s/ Peter S. Voss               /s/ Henry L.P. Schmelzer

        Peter S. Voss                   Henry L.P. Schmelzer
        Chairman                        President

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                         NEW ENGLAND HIGH INCOME FUND
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INVESTMENT RESULTS THROUGH JUNE 30, 1995

Putting Performance into Perspective

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

--------------------------------------------------------------------------------
                    A $10,000 INVESTMENT IN CLASS A SHARES
--------------------------------------------------------------------------------
     Compared to First Boston High Yield Index(4) and the Cost of Living(5)

A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares compared to First Boston High Yield
Index(4) and the Cost of Living(5). The data points from the graph are as follows:

New England High Income Fund - Net Asset Value(1)
Year                                  Amount
----                                  ------
6/85                                  $10,000
6/86                                  $11,684
6/87                                  $12,401
6/88                                  $12,146
6/89                                  $12,827
6/90                                  $12,856
6/91                                  $13,082
6/92                                  $16,363
6/93                                  $18,964
6/94                                  $19,759
6/95                                  $20,826

New England High Income Fund - With Maximum Sales Charge(2)
Year                                  Amount
----                                  ------
6/85                                  $ 9,550
6/86                                  $11,158
6/87                                  $11,843
6/88                                  $11,599
6/89                                  $12,250
6/90                                  $12,277
6/91                                  $12,493
6/92                                  $15,626
6/93                                  $18,111
6/94                                  $18,870
6/95                                  $19,889

First Boston High Yield(4)
Year                                  Amount
----                                  ------
6/85                                  $10,000
6/86                                  $13,069
6/87                                  $13,984
6/88                                  $15,259
6/89                                  $16,735
6/90                                  $16,418
6/91                                  $18,995
6/92                                  $23,775
6/93                                  $27,808
6/94                                  $29,015
6/95                                  $32,642

Cost of Living(5)
Year                                  Amount
----                                  ------
6/85                                  $10,000
6/86                                  $10,174
6/87                                  $10,552
6/88                                  $10,968
6/89                                  $11,535
6/90                                  $12,074
6/91                                  $12,641
6/92                                  $13,031
6/93                                  $13,421
6/94                                  $13,710
6/95                                  $14,099

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

1

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                         NEW ENGLAND HIGH INCOME FUND
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
--------------------------------------------------------------------------------
                     AVERAGE ANNUAL TOTAL RETURNS 6/30/95
--------------------------------------------------------------------------------
CLASS A (Inception 2/22/84)     YEAR TO DATE    1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Net Asset Value(1)                  7.99%         5.40%    10.13%     7.61%
With Max. Sales Charge(2)           3.12          0.65      9.11      7.12
Lipper High Yield Average(6)        9.72          8.17     12.66      9.81
--------------------------------------------------------------------------------
CLASS B (Inception 9/20/93)     YEAR TO DATE      1 YEAR   SINCE INCEPTION
--------------------------------------------------------------------------------
Net Asset Value(1)                   7.65%         4.72%        4.32%
With CDSC(3)                         3.65          0.90         2.81
First Boston High Yield(4)          10.77         12.50        14.54
Lipper High Yield Average(6)         9.72          8.17          n/a
--------------------------------------------------------------------------------

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

NOTES TO CHARTS AND PERFORMANCE UPDATE

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

(2) With Maximum Sales Charge assumes reinvestment of all distributions and reflects the maximum sales charge of 4.5% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 4% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares.

(4) First Boston High Yield Index is an unmanaged index of bonds rated below investment grade by Standard and Poor's or Moody's Investors Service issued by U.S. corporations. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(5) Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, calculated by the U.S. Bureau of Labor Statistics.

(6) Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.


                                                                              2
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                         NEW ENGLAND HIGH INCOME FUND
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[PHOTO] NEW ENGLAND HIGH INCOME FUND
        Portfolio Manager: Charles Glueck
        Back Bay Advisors, L.P.[Registration Mark]

        The past 12 months are a textbook case of how swiftly financial markets can change course. On the heels of one of the worst years in history for fixed-income investments, U.S. Treasury bonds staged the biggest five-month rally that the bond market has ever seen, between January and May of 1995. The stock market set its own records, with major stock-market indices surging to new highs repeatedly.

        Amid this exuberance, the high-income market remained somewhat on the sidelines, as investors were lured away by the hefty returns of stocks and U.S. Treasury bonds, and shied away from high-income bonds because of concerns over weaker-quality issues. Nonetheless, we believe that over time the demand will normalize, especially when the Treasury high cools off.

        How Your Fund Performed
        For the six months ended June 30, 1995, New England High Income Fund provided a total return of 7.99% for Class A shares, at net asset value. While this is a solid performance by historic standards, it nevertheless reflects the overall underperformance of high-income bonds versus Treasury securities in the first half of 1995.


3

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                         NEW ENGLAND HIGH INCOME FUND
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We are pleased to report that your Fund continued to generate a high level of current income over the six-month period. On June 30, the Fund's 30-day yield was 9.47% for Class A shares.


How We Managed Your Fund

Lower-rated bonds offer the potential for higher returns over time than high-quality bonds, but they can involve more short-term risk. That's why active portfolio management, wide diversification, and extensive research are essential in this market. Your Fund is broadly diversified, with more than 100 issues across nearly 30 sectors. Please see the "Portfolio Composition" in the attached financial report for a complete listing of all the sectors.

Every one of our holdings represents a unique combination of corporate history, strengths, and weaknesses. And every one has been carefully analyzed and thoroughly researched by Back Bay Advisors' experienced staff. While the overall supply of high-income bonds has been plentiful over the past six months, better-quality issues selling at attractive prices were scarce, making our research especially important.

With the economy cooling off and reasonably priced high-income issues scarce, we positioned the portfolio defensively. At the end of June, about 18% of assets was invested in BB-rated bonds, up from 13% at the end of


                                                                              4

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                         NEW ENGLAND HIGH INCOME FUND
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        1994. The higher overall quality gives your Fund the liquidity that, we believe, will pay off if the Federal Reserve cuts short-term interest rates. We also shortened the Fund's duration -- its sensitivity to interest-rate moves -- to about 4.5 years. The shorter the duration, the less volatility you can expect from the portfolio.


        Economic Outlook

        The current economic and business climates favor the bond market generally, and we believe the high-income sector is poised to perform well over the next several months. The Federal Reserve appears to have piloted the economy into a "soft landing," slowing the economy and allaying inflation concerns. Some recent economic reports have indicated the early onset of an economic slowdown, which prompted the Federal Reserve Board in early July to make its first rate cut in three years, in an effort to stave off a recession.

        In our opinion, the chances of recession this year are slim. So far the economic softness has been concentrated in certain industries. Much of the economy is perking along nicely, with powerful support from stock and bond market rallies, the decline in long-term interest rates, and the export-enhancing weakness of the dollar.



5

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                         NEW ENGLAND HIGH INCOME FUND
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The Value of Long-Term Perspective

As recent events demonstrate, the best way to capture investment opportunities that can materialize in almost no time, is to be in the market for the long term, and to own a diversified mix of investments. Investment in a high income mutual fund such as New England High Income Fund can form part of a useful asset allocation strategy for many investors. Shareholders should work with their financial representatives to determine an appropriate "high-yield bond" percentage for their overall portfolios.


The historical returns of high-income bonds have been substantial. And while no one can predict future results, we remain positive about the long-term outlook in this sector, and look forward to helping you meet your investment goals.





                                                                              6



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                         NEW ENGLAND HIGH INCOME FUND
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Glossary for Mutual Fund Investors

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

YIELD - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the portfolio.

DURATION - A measure, stated in years, of a bond or bond fund's sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a fund is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a fund with a duration of 4 years should rise in value 4%. Conversely, the fund should decline 4% if interest rates rise 1%.

TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and in most cases from state and local income taxes. The two main types are General Obligation (GO) Bonds, which are backed by the full faith and credit and taxing powers of the municipality; and Revenue Bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges.




7

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                [LOGO]
           NEW ENGLAND FUNDS
        Where The Best Minds Meet



-----------------------------------------------------------
PORTFOLIO COMPOSITION, FINANCIAL STATEMENTS AND HIGHLIGHTS
-----------------------------------------------------------

NEW ENGLAND
HIGH INCOME
FUND










-------------
June 30, 1995
-------------

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                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Investments as of June 30, 1995
(unaudited)

BONDS AND NOTES--94.0% OF TOTAL NET ASSETS

   FACE
  AMOUNT                              DESCRIPTION                              VALUE (a)
----------------------------------------------------------------------------------------
             ADVERTISING--0.5%
$  250,000   Lamar Advertising 11.000%, 05/15/2003.........................   $  250,000
                                                                              ----------
             AIR TRANSPORT--0.1%
   250,000   People Express Airlines, Inc., secured equip. cts.,
              14.375%, 04/15/1996 (e)......................................       32,500
                                                                              ----------
             ALUMINUM--2.0%
   500,000   Doehler Jarvis, Inc. 11.875%, 06/01/2002......................      535,000
   400,000   Easco Corp. 10.000%, 03/15/2001...............................      402,000
                                                                                 937,000
                                                                              ----------
             AUTOMOTIVE--2.9%
   500,000   American General Corp. 12.875%, 05/01/2002....................      485,000
   250,000   Motor Wheel Corp. 11.500%, 03/01/2000.........................      215,000
   500,000   JPS Automotive Products Corp. 11.125%, 06/15/2001.............      492,500
   150,000   SPX Corp. 11.750%, 06/01/2002.................................      156,375
                                                                              ----------
                                                                               1,348,875
                                                                              ----------
             AVIATION/PARTS & SERVICE--0.6%
   350,000   Fairchild Corp. 13.125%, 03/15/2006...........................      278,250
                                                                              ----------
             BUILDING MATERIALS--3.5%
   750,000   Color Tile, Inc. 10.750%, 12/15/2001..........................      360,000
   250,000   Pacific Lumber Co. 10.500%, 03/01/2003........................      235,625
   500,000   Schuller International Group, Inc. 10.875%, 12/15/2004........      546,250
   250,000   Tarkett International GMBH 9.000%, 03/01/2002.................      247,500
   220,000   U.S.G. Corp. 10.250%, 12/15/2002..............................      222,200
                                                                              ----------
                                                                               1,611,575
                                                                              ----------
             CHEMICALS--5.6%
   250,000   Agriculture Minerals & Chemicals 10.750%, 09/30/2003..........      256,875
   400,000   Harris Chemical North America, Inc. 10.750%, 10/15/2003.......      374,000
   250,000   Huntsman Corp. 11.000%, 04/15/2004............................      273,125
 1,000,000   Indspec Chemical Corp., Zero Coupon Bond, 12/01/2003 (f)......      630,000
   500,000   Scotts Co. 9.875%, 08/01/2004.................................      525,000
   500,000   Waters Corp. 12.750%, 09/30/2004..............................      522,500
                                                                              ----------
                                                                               2,581,500
                                                                              ----------

                See accompanying notes to financial statements.

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                        PORTFOLIO COMPOSITION--CONTINUED
--------------------------------------------------------------------------------

Investments as of June 30, 1995
(unaudited)

BONDS AND NOTES--CONTINUED

   FACE
  AMOUNT                              DESCRIPTION                              VALUE (a)
----------------------------------------------------------------------------------------
             COMMUNICATIONS--4.8%
$  200,000   Cablevision Industries Corp. 10.750%, 01/30/2002..............   $  218,500
   250,000   Cencall Communications Corp., Zero Coupon Bond,
             01/15/2004 (f)................................................      125,000
   500,000   Continental Cablevision Inc. 11.000%, 06/01/2007..............      555,000
   200,000   International Cabletel, Inc., Zero Coupon Bond,
             10/15/2003 (f)................................................      131,000
   500,000   Jones Intercable Inc., 9.625%, 03/15/2002.....................      522,500
   200,000   Katz Corp. 12.750%, 11/15/2002................................      217,000
   500,000   Nextel Communications, Inc., Zero Coupon Bond,
             08/15/2004 (f)................................................      240,000
   250,000   Webcraft Technologies, Inc. 9.375%, 02/15/2002................      220,000
                                                                              ----------
                                                                               2,229,000
                                                                              ----------
             COMPUTERS--1.5%
   310,000   Anacomp, Inc. 15.000%, 11/01/2000.............................      238,700
   500,000   Merisel, Inc. 12.500%, 12/31/2004.............................      435,000
                                                                              ----------
                                                                                 673,700
                                                                              ----------
             CONGLOMERATES--2.3%
   150,000   Kaiser Aluminum & Chemical Corp. 9.875%, 2/15/2002............      145,875
   250,000   Kaiser Aluminum & Chemical Corp. 12.750%, 2/01/2003...........      268,750
   500,000   Talley Industries, Inc., Zero Coupon Bond, 10/15/2005 (f).....      335,000
   300,000   Talley Manufacturing & Technology, Inc. 10.750%, 10/15/2003...      300,000
                                                                              ----------
                                                                               1,049,625
                                                                              ----------
             CONSUMER PRODUCTS--3.6%
   750,000   Apparel Retailers, Inc., Zero Coupon Bond, 08/15/2005 (f).....      457,500
   200,000   Revlon, Inc. 10.875%, 07/15/2010..............................      196,000
   500,000   Revlon, Inc., Zero Coupon Bond, 03/15/1998....................      346,250
   750,000   U.S. Leather, Inc. 10.250%, 07/31/2003........................      648,750
                                                                              ----------
                                                                               1,648,500
                                                                              ----------
             CONTAINERS--1.8%
   750,000   Owens Illinois, Inc. 11.000%, 12/01/2003......................      823,125
                                                                              ----------
             ELECTRIC UTILITIES--2.2%
   500,000   Consolidated Hydropower, Inc., Zero Coupon Bond,
             07/15/2003 (f)................................................      280,000
   750,000   Kenetech Corp. 12.750%, 12/15/2002............................      735,000
                                                                              ----------
                                                                               1,015,000
                                                                              ----------

                See accompanying notes to financial statements.

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--------------------------------------------------------------------------------
                        PORTFOLIO COMPOSITION--CONTINUED
--------------------------------------------------------------------------------

Investments as of June 30, 1995
(unaudited)

BONDS AND NOTES--CONTINUED

   FACE
  AMOUNT     DESCRIPTION                                                        VALUE (a)
-----------------------------------------------------------------------------------------
             ENTERTAINMENT--3.8%
$  400,000   ACT III Theaters, Inc. 11.875%, 02/01/2003....................   $  428,000
   350,000   AMC Entertainment Inc.,12.625%, 08/01/2002....................      388,500
     2,000   Capital Gaming International Inc. Zero Coupon Bond,
             08/01/1995....................................................        2,000
   200,000   Capital Gaming International Inc. 11.500%, 02/01/2001.........       75,000
   500,000   Lady Luck Gaming Financing Corp. 10.500%, 03/01/2001..........      345,000
   500,000   Players International Inc, 10.875%, 04/15/2005................      495,000
                                                                              ----------
                                                                               1,733,500
                                                                              ----------
             FINANCE--0.0%
   100,000   Imperial Savings & Loan, 15.750%,03/01/97.....................           10
                                                                              ----------
             FOOD/TOBACCO--4.2%
   500,000   Carrols Corp. 11.500%, 08/15/2003.............................      478,750
   250,000   Dr. Pepper Bottling Co., Zero Coupon Bond, 02/15/2003 (f).....      187,500
   500,000   Family Restaurants Inc., Zero Coupon Bond, 02/01/2004 (f).....      130,000
   200,000   PMI Acquisition Corp. 10.250%, 09/01/2003.....................      202,000
   400,000   Ralph's Grocery Co., 13.750%, 06/15/2005......................      429,000
   250,000   Smitty's Super Value, Inc. 12.750%, 06/15/2004................      242,500
   500,000   Specialty Foods Acquisition Corp., 13.000%, 08/15/2005 (f)....      260,000
                                                                              ----------
                                                                               1,929,750
                                                                              ----------
             HOME BUILDERS--1.4%
   500,000   Beazer USA Inc. 9.000%, 03/01/2004............................      441,250
   250,000   NVR, Inc. 11.000%, 04/15/2003.................................      227,500
                                                                              ----------
                                                                                 668,750
                                                                              ----------
             HEALTH SERVICES--3.3%
   150,000   Abbey Healthcare Group, Inc. 9.500%, 11/01/2002...............      154,500
   293,419   Amerisource Distrubation Corp. 11.250%, 7/15/2005.............      324,961
   500,000   Dade International, Inc. 13.000%, 02/01/2005..................      525,000
   450,000   Ornda Healthcorp 12.250%, 05/15/2002..........................      498,375
                                                                              ----------
                                                                               1,502,836
                                                                              ----------
             HOTELS--0.5%
   250,000   Trump Plaza Funding, Inc. 10.875%, 06/15/2001.................      228,750
                                                                              ----------
             INSURANCE--2.1%
 1,000,000   Reliance Group Holdings, Inc. 9.750%, 11/15/2003..............      970,000
                                                                              ----------
             MACHINERY--0.6%
   250,000   Ametek Inc. 9.750%, 03/15/2004................................      262,500
                                                                              ----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        PORTFOLIO COMPOSITION--CONTINUED
--------------------------------------------------------------------------------

Investments as of June 30, 1995
(unaudited)

BONDS AND NOTES--CONTINUED

   FACE
  AMOUNT     DESCRIPTION                                                        VALUE (a)
-----------------------------------------------------------------------------------------
             MANUFACTURING--6.4%
$  100,000   American Standard, Inc. 11.375%, 05/15/2004...................   $  109,500
 1,000,000   American Standard, Inc., 10.500%, 06/01/2005..................      760,000
   250,000   Carbide/Graphite Group, Inc. 11.500%, 09/01/2003..............      262,500
   500,000   Eagle Industries, Inc., Zero Coupon Bond, 07/15/2003 (f)......      370,000
   800,000   Fairfield Manufacturing 11.375%, 07/01/2001...................      756,000
   250,000   Mafco, Inc. 11.875%, 11/15/2002...............................      249,375
   200,000   Pace Industries, Inc. 10.625%, 12/01/2002.....................      189,000
   250,000   Reeves Industries, Inc. 11.000%, 07/15/2002...................      260,000
                                                                              ----------
                                                                               2,956,375
                                                                              ----------
             MEDICAL EQUIPMENT--0.2%
   100,000   McGaw Inc., 10.375%, 04/01/99.................................      103,750
                                                                              ----------
             OIL & GAS--7.1%
   500,000   Clark R & M Holdings, Zero Coupon Bond, 02/15/2000 (f)........      311,250
   250,000   HS Resource, Inc. 9.875%, 12/01/2003..........................      243,125
   500,000   Maxus Energy Corp., 9.375%, 11/01/03..........................      462,500
   400,000   Nuevo Energy Co. 12.500%, 06/15/2002..........................      428,000
   500,000   Petroleum Heat & Power, Inc. 10.125%, 04/01/2003..............      477,500
   250,000   Petroleum Heat & Power, Inc. 12.250%, 02/01/2005..............      265,000
   200,000   Santa Fe Energy Resource, Inc. 11.000%, 05/15/2004............      214,000
   300,000   Tesoro Petroleum Corp., sub. deb., 13.000%, 12/01/2000........      307,500
   500,000   Trident NGL, Inc. 10.250%, 04/15/2003.........................      555,000
                                                                              ----------
                                                                               3,263,875
                                                                              ----------
             PACKAGING--1.1%
   250,000   Calmar, Inc. 12.000%, 12/15/1997..............................      256,250
   250,000   Calmar Spraying Systems, Inc. Zero Coupon Bond, 02/15/1999....      255,000
                                                                              ----------
                                                                                 511,250
                                                                              ----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        PORTFOLIO COMPOSITION--CONTINUED
--------------------------------------------------------------------------------

Investments as of June 30, 1995
(unaudited)

BONDS AND NOTES--CONTINUED

   FACE
  AMOUNT     DESCRIPTION                                                        VALUE (a)
-----------------------------------------------------------------------------------------
             PAPER & FOREST PRODUCTS--7.8%
$  100,000   Buckeye Cellulose Corp. 10.250%, 5/15/2001....................   $   99,500
   500,000   Ivex Holdings Corp., Zero Coupon Bond, 03/15/2005 (f).........      270,000
   200,000   Ivex Packaging 12.500%, 12/15/2002............................      215,000
   500,000   P.T. Indorayon Utama 9.125%, 10/15/2000.......................      467,500
   200,000   Repap Wis, Inc. 9.875%, 05/01/2006............................      193,500
   250,000   SD Warren Co. 12.000%, 12/15/2004.............................      269,375
   500,000   Stone Container Corp. 11.500%, 09/01/1999.....................      512,500
   500,000   Stone Container Corp. 10.750%, 10/01/2002.....................      523,750
   750,000   Tjiwi Kimia International Finance 13.250%, 08/01/2001.........      795,000
   250,000   Williamhouse Regency 11.500%, 06/15/2005......................      248,750
                                                                              ----------
                                                                               3,594,875
                                                                              ----------
             REAL ESTATE--3.0%
   260,000   Continental Homes 12.000%, 08/01/1999.........................      261,300
   500,000   Engle Homes 11.750%, 12/15/2000...............................      462,500
   150,000   Oriole Homes Corp. 12.500%, 01/15/2003........................      129,000
   250,000   Ryland Group, Inc. 9.625%, 06/01/2004.........................      239,375
   400,000   U.D.C. Homes, Inc. 11.750%, 04/30/2003........................      312,000
                                                                              ----------
                                                                               1,404,175
                                                                              ----------
             RETAIL STORES--4.8%
   500,000   Cole National Group. Inc. 11.250%, 10/01/2001.................      467,500
   750,000   Finlay Enterprises, Inc., Zero Coupon Bond, 05/01/2005 (f)....      495,000
   200,000   Levitz Furniture 12.375%, 04/15/1997..........................      202,000
   250,000   Levitz Furniture 9.625%, 07/15/2003...........................      185,000
   500,000   Loehmanns Holdings, Inc. 13.750%, 02/15/1999..................      490,000
   350,000   Waban, Inc. 11.000%, 05/15/2004...............................      357,000
                                                                              ----------
                                                                               2,196,500
                                                                              ----------
             STEEL & IRON--5.4%
   750,000   AK Steel Corp. 10.750%, 04/01/2004............................      787,500
   500,000   Acme Metals, Inc. 12.500%, 08/01/2002.........................      490,000
   750,000   GS Technologies Oper. Inc. 12.000%, 09/01/2004................      735,000
   500,000   Wheeling Pittsburgh Corp. 9.375%, 11/15/2003..................      455,000
                                                                              ----------
                                                                               2,467,500
                                                                              ----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        PORTFOLIO COMPOSITION--CONTINUED
--------------------------------------------------------------------------------

Investments as of June 30, 1995
(unaudited)

BONDS AND NOTES--CONTINUED

   FACE
  AMOUNT     DESCRIPTION                                                        VALUE (a)
-----------------------------------------------------------------------------------------
             TEXTILES & APPAREL--1.8%
$  250,000   Bibb Co. 14.000%, 10/01/1999..................................   $    97,500
   200,000   Dan River, Inc. 10.125%, 12/15/2003...........................       198,000
   100,000   NTC Group, Inc. 13.875%, 08/01/1999...........................        38,000
   500,000   Westpoint Stevens, Inc. 9.375%, 12/15/2005....................       481,250
                                                                              -----------
                                                                                  814,750
                                                                              -----------
             TRUCKING--0.9%
   500,000   Burlington Motor Holdings, Inc. 11.500%, 11/01/2003...........       400,000
                                                                              -----------
             MISCELLANEOUS--7.5%
   250,000   Alliant Techsystems Inc, 11.750%, 03/01/2003..................       267,500
   250,000   Coty Inc, 10.250%, 05/01/2005.................................       255,000
   200,000   Day International Group, 11.125%, 06/01/2005..................       201,000
   500,000   MVE Inc., 12.500%, 02/15/2002.................................       520,000
   500,000   Primeco Inc., 12.750%, 03/01/2005.............................       510,000
   500,000   Roadmaster Industries, Inc. 11.750%, 07/15/2002...............       485,000
   250,000   Sherritt Inc. SR Notes 10.500%, 03/31/2014....................       242,500
   500,000   Terex Corp., 13.750%, 05/15/2002..............................       435,000
   500,000   UCAR Global Enterprises, 12.000%, 01/15/2005..................       540,000
                                                                              -----------
                                                                                3,456,000
                                                                              -----------
             U.S. GOVERNMENT--0.7%
   300,000   U.S. Treasury Notes 8.250%, 07/15/1998........................       319,218
                                                                              -----------
             Total Bonds and Notes (Identified Cost $45,217,028)...........    43,263,014
                                                                              -----------

COMMON STOCKS AND WARRANTS--0.5%
  SHARES                              DESCRIPTION
-----------------------------------------------------------------------------------------
     6,713  Bucyrus Erie Co................................................        37,341
     5,334  Capital Gaming International, Inc..............................         3,667
     4,550  Capital Gaming International, Inc. WTS.........................           569
        66  Continental Airlines Inc. Cl A.................................         1,658
       181  Continental Airlines Inc. Cl B.................................         4,548
       500  EUA Power Corp. (d)............................................             5
       667  Finlay Enterprises Inc.........................................         9,421
       350  Grand Union Co.................................................           175
       700  Grand Union Co.................................................           140
     8,837  Grand Union Co.................................................       119,300
     2,688  Great Bay Power Corp...........................................        20,832
       376  Host Marriott Corp.............................................         3,995
       376  Marriott International, Inc....................................        13,488
       250  Smitty's Supermarkets Inc......................................             1
     7,500  Specialty Foods Acquisition Corp...............................        26,250
                                                                                  -------
            Total Common Stocks and Warrants (Identified Cost $1,094,787)..       241,390
                                                                                  -------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        PORTFOLIO COMPOSITION--CONTINUED
--------------------------------------------------------------------------------

Investments as of June 30, 1995
(unaudited)

SHORT-TERM INVESTMENT--3.8%

   FACE
  AMOUNT                                                                       VALUE (a)
-----------------------------------------------------------------------------------------
 $1,770,000  Repurchase agreement with State Street Bank & Trust Company dated 6/30/95 at 5.50% to be repurchased at $1,770,811 on
             7/03/95 collateralized by $1,690,000 U.S. Treasury Bonds
             7.250% due 5/15/16 with a value of $1,805,659.................   $ 1,770,000
                                                                              -----------
             Total Short-Term Investment (Identified Cost $1,770,000)......     1,770,000
                                                                              -----------
             Total Investments--98.3% (Identified Cost $48,081,815) (b)....    45,274,404
             Cash and Receivables..........................................     1,253,240
             Liabilities...................................................      (508,272)
                                                                              -----------
             Total Net Assets--100%........................................   $46,019,372
                                                                              ===========

 (a) See Note 1a.
 (b) Federal Tax Information: At June 30, 1995 the net unrealized depreciation on investments based on cost of $48,081,815 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments in which
     there is an excess of value over tax cost............................    $ 1,116,787
     Aggregate gross unrealized depreciation for all investments in which
     there is an excess of tax cost over value............................     (3,924,198)
                                                                              -----------
     Net unrealized depreciation..........................................    $(2,807,411)
                                                                              ===========
     As of December 31, 1994, the Fund had a net tax basis capital loss carryforward as follows:
     Expiring December 31, 1999 $1,300,610
     Expiring December 31, 1998 $527,465
     Expiring December 31, 1997 $1,341,040
     Expiring December 31, 1996 $571,210
     Expiring December 31, 1995 $6,737

 (c) Pay-in-kind securities.

 (d) Non-income producing security.

 (e) Non-income producing; issuer filed petition under Chapter 11 of the Federal Bankruptcy Code.

 (f) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

June 30, 1995
(unaudited)

ASSETS
  Investments at value........................................               $45,274,404
  Cash........................................................                     2,684
  Receivable for:
    Fund shares sold..........................................                   114,741
    Accrued interest..........................................                 1,135,815
                                                                             -----------
                                                                              46,527,644
                                                                             -----------
LIABILITIES
  Payable for:
    Fund shares redeemed......................................   $ 15,419
    Dividends declared........................................    137,737
    Securities purchased......................................    251,328
  Accrued expenses:
    Management fees...........................................     67,392
    Deferred trustees' fees...................................        836
    Other expenses............................................     35,560
                                                                 --------
                                                                                 508,272
                                                                             -----------
NET ASSETS....................................................               $46,019,372
                                                                             ===========
  Net Assets consist of:
    Capital paid in...........................................               $52,585,381
    Distributions in excess of net investment income..........                   (32,816)
    Accumulated net realized losses...........................                (3,725,782)
    Unrealized depreciation on investments....................                (2,807,411)
                                                                             -----------
NET ASSETS....................................................               $46,019,372
                                                                             ===========
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($37,407,303 divided by 4,103,067 shares of beneficial
  interest)...................................................                     $9.12
                                                                                   =====
Offering price per share (100/95.50 of $9.12).................                     $9.55*
                                                                                   =====
Net asset value and offering price of Class B shares
  ($8,612,069 divided by 945,401 shares of beneficial
  interest)...................................................                     $9.11**
                                                                                   =====
Identified cost of investments................................               $48,081,815
                                                                             ===========

 * Based upon single purchases of less than $100,000. Reduced sales charges apply for purchases in excess of these amounts.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Six Months Ended June 30, 1995
(unaudited)

INVESTMENT INCOME
  Dividends.....................................................               $       53
  Interest......................................................                2,386,317
                                                                               ----------
                                                                                2,386,370
  Expenses
    Management fees.............................................  $  159,706
    Service and distribution fees--Class A......................      62,215
    Service and distribution fees--Class B......................      35,180
    Trustees' fees and expenses.................................       8,009
    Custodian...................................................      40,322
    Transfer agent..............................................      45,551
    Audit and tax services......................................       8,798
    Legal.......................................................      10,993
    Printing....................................................      14,652
    Registration................................................      10,788
    Miscellaneous...............................................       4,872
                                                                  ----------
                                                                     401,086
    Less expenses waived by the investment adviser..............     (37,512)     363,574
                                                                  ----------   ----------
  Net investment income.........................................                2,022,796


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Realized gain on investments--net.............................      21,280
  Unrealized appreciation on investments--net...................   1,158,462
                                                                  ----------
  Net gain on investment transactions...........................                1,179,742
                                                                               ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS......................               $3,202,538
                                                                               ==========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(unaudited)

                                                              YEAR ENDED   SIX MONTHS ENDED
                                                             DECEMBER 31,      JUNE 30,
                                                                 1994            1995
                                                             ------------  ----------------
FROM OPERATIONS
  Net investment income....................................  $ 3,332,558      $ 2,022,796
  Net realized gain on investment transactions.............        1,911           21,280
  Unrealized appreciation (depreciation) on investments....   (4,649,556)       1,158,462
                                                             -----------      -----------
  Increase (decrease) in net assets from operations........   (1,315,087)       3,202,538
                                                             -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A................................................   (3,033,987)      (1,821,258)
    Class B................................................     (259,930)        (335,444)
  In excess of net investment income
    Class A................................................           --               --
    Class B................................................       (2,275)              --
                                                             -----------      -----------
                                                              (3,296,192)      (2,156,702)
                                                             -----------      -----------
  Increase from capital share transactions.................   11,109,456        6,067,468
                                                             -----------      -----------
  Total increase in net assets.............................    6,498,177        7,113,304

NET ASSETS
  Beginning of the period..................................   32,407,891       38,906,068
                                                             -----------      -----------
  End of the period........................................  $38,906,068      $46,019,372
                                                             ===========      ===========
UNDISTRIBUTED NET INVESTMENT INCOME
  Beginning of the period..................................  $  (236,676)     $   101,090
                                                             ===========      ===========
  End of the period........................................  $   101,090      $   (32,816)
                                                             ===========      ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(unaudited)

                                                               CLASS A
                                      ----------------------------------------------------------
                                               YEAR ENDED DECEMBER 31,              SIX MONTHS
                                      ------------------------------------------  ENDED JUNE 30,
                                       1990    1991     1992     1993     1994         1995
                                      ------  -------  -------  -------  -------  --------------
Net Asset Value, Beginning of
  Period............................. $10.07  $  7.56  $  9.07  $  9.46  $ 10.06     $  8.89
                                      ------  -------  -------  -------  -------     -------
Income From Investment Operations
Net Investment Income................   1.30     1.02     0.94     0.90     0.88        0.44
Net Realized and Unrealized Gain
  (Loss) on Investments..............  (2.49)    1.58     0.44     0.61    (1.19)       0.26
                                      ------  -------  -------  -------  -------     -------
Total From Investment Operations.....  (1.19)    2.60     1.38     1.51    (0.31)       0.70
                                      ------  -------  -------  -------  -------     -------
Less Distributions Dividends From Net
  Investment Income..................  (1.30)   (1.02)   (0.94)   (0.90)   (0.86)      (0.47)
Distributions in Excess of Net
  Investment Income..................   0.00     0.00     0.00    (0.01)    0.00        0.00
Distributions From Paid-in Capital
  (c)................................  (0.02)   (0.07)   (0.05)    0.00     0.00        0.00
                                      ------  -------  -------  -------  -------     -------
Total Distributions..................  (1.32)   (1.09)   (0.99)   (0.91)   (0.86)      (0.47)
                                      ------  -------  -------  -------  -------     -------
Net Asset Value, End of Period....... $ 7.56  $  9.07  $  9.46  $ 10.06  $  8.89     $  9.12
                                      ======  =======  =======  =======  =======     =======
Total Return (%)(c)..................  (13.1)    36.3     15.8     16.5     (3.3)        8.0
Ratio of Operating Expenses to
  Average Net Assets (%)(a)..........   1.50     1.50     1.50     1.54     1.60        1.60(b)
Ratio of Net Investment Income to
  Average Net Assets (%).............  14.00    11.56     9.74     9.17     9.18       11.40(b)
Portfolio Turnover Rate (%)..........      7       30       19       43       33          21(b)
Net Assets, End of Period (000)...... $6,814  $12,280  $20,992  $31,176  $33,673     $37,407

(a) Commencing October 1,1993 expenses were voluntarily limited to 1.60% of Class A average net assets. See Note 4.

   From May 18,1989 through September 30,1993 expenses were voluntarily limited to 1.50% of average net assets.

   The ratios of operating expenses to average net assets, assuming the foregoing expense limitations had not been in effect,would have been 3.08%, 3.02%, 2.63%, 2.00% and 1.83% for the years ended December 31, 1990,
    1991,1992, 1993 and 1994 respectively and 1.78% for the six months ended June 30, 1995.

(b) Computed on an annualized basis.

(c) A sales charge of 4.50% (maximum) was not reflected in total return calculations. Periods less than one year are not annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS--CONTINUED
--------------------------------------------------------------------------------

(unaudited)

                                                                  CLASS B
                                              ------------------------------------------------
                                              SEPTEMBER 20,(A)                      SIX MONTHS
                                                  THROUGH           YEAR ENDED        ENDED
                                                DECEMBER 31,       DECEMBER 31,      JUNE 30,
                                                    1993               1994            1995
                                              ----------------     ------------     ----------
Net Asset Value, Beginning of Period........       $ 9.87             $10.06          $ 8.88
                                                   ------             ------          ------
Income From Investment Operations
Net Investment Income.......................         0.23               0.79            0.41
Net Realized and Unrealized Gain (Loss) on
  Investments...............................         0.20              (1.18)           0.26
                                                   ------             ------          ------
Total From Investment Operations............         0.43              (0.39)           0.67
                                                   ------             ------          ------
Less Distributions Dividends From Net
  Investment Income.........................        (0.23)             (0.78)          (0.44)
Distributions in Excess of Net Investment
  Income....................................        (0.01)             (0.01)           0.00
                                                   ------             ------          ------
Total Distributions.........................        (0.24)             (0.79)          (0.44)
                                                   ------             ------          ------
Net Asset Value, End of Period..............       $10.06             $ 8.88          $ 9.11
                                                   ======             ======          ======
Total Return (%)(d).........................          4.4               (4.0)            7.7
Ratio of Operating Expenses to Average Net
  Assets (%)(b).............................         2.25               2.25(c)         2.25(c)
Ratio of Net Investment Income to Average
  Net Assets (%)............................         7.66               8.53(c)        10.75(c)
Portfolio Turnover Rate (%).................           43                 33(c)           21(c)
Net Assets, End of Period (000).............       $1,232             $5,233          $8,612

(a) Commencement of operations.

(b) Commencing October 1,1993 expenses were voluntarily limited to 2.25% of Class B average net assets. See Note 4.

    The ratios of operating expenses to average net assets, assuming the foregoing expense limitations had not been in effect for Class B shares, would have been 2.53% for the period ended December 31,1993, 2.48% for the year ended December 31,1994 and 2.43% for the six months ended June 30, 1995.

(c) Computed on an annualized basis.

(d) Periods less than one year are not annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

June 30, 1995 (unaudited)

1. The Fund is a series of New England Funds Trust II, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each series of shares a "Fund").

The Fund offers both Class A and Class B shares. The Fund commenced its public offering of Class B shares on September 20, 1993. Class A shares are sold with a maximum front end sales charge of 4.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares, and are subject to a contingent deferred sales charge if those shares are redeemed within five years of purchase. Expenses of the Fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro-rata share of the net assets attributable to their class, if the Fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a. SECURITY VALUATION. The Fund's investment adviser, Back Bay Advisors, L.P. ("Back Bay Advisors"), under the supervision of the Fund's trustees, determines the value of the Fund's portfolio of securities, using valuations provided by a pricing service selected by Back Bay Advisors and other information with respect to transactions in securities, including quotations from securities dealers. Valuations of securities and other assets owned by the Fund for which market quotations are readily available are based on those quotations. Short-term obligations that will mature in 60 days or less are stated at amortized cost, which, when combined with accrued interest or discount earned, approximates market value. All other securities and assets are valued at their fair value as determined in good faith by Back Bay Advisors under the supervision of the Fund's trustees.

b. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

c. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED
--------------------------------------------------------------------------------

June 30, 1995 (unaudited)

shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

d. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to interest on defaulted securities. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

e. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Back Bay Advisors is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the six months ended June 30, 1995 were $10,628,856 and $4,220,790, respectively.

3a. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 1995, the Fund incurred management fees payable to its investment adviser, Back Bay Advisors. Certain officers and directors of the adviser and its affiliated companies are also officers or trustees of the Fund.
Back Bay Advisors is a wholly owned subsidiary of New England Investment
Companies, L.P. ("NEIC") which is a majority owned subsidiary of New England
Mutual Life Insurance Company. The management agreement in effect during the six months ended June 30, 1995 provided for fees as set forth below:

                ANNUAL PERCENTAGE
FEES EARNED            RATE            ANNUAL NET ASSET VALUE LEVELS
-----------     -----------------      -----------------------------
$159,706(a)     0.750%                all net assets

(a) Before reduction pursuant to voluntary expense limitations. See Note 4.

b. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Service and Distribution Plans relating to the Fund's Class A and Class B shares (the "Plans").

Under the Plans, the Fund pays New England Funds, L.P. ("New England Funds") a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares and Class B shares, as compensation for

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED
--------------------------------------------------------------------------------

June 30, 1995 (unaudited)

services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A and Class B shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1995, the Fund paid New England Funds $44,439 and $8,795 in service fees under the Class A and B Plans respectively.

Also under the Plans, the Fund pays New England Funds monthly distribution fees, at the annual rate of up to 0.10% of the average daily net assets attributable to the Fund's Class A shares and up to 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class A and Class B shares, respectively. For the six months ended June 30, 1995, the Fund paid New England Funds $17,776 and $26,385 in distribution fees under the Class A and B Plans respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1995 amounted to $61,152.

c. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent to the Fund. For the six months ended June 30, 1995, the Fund paid New England Funds $45,551 as compensation for its services in that capacity.

d. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Back Bay
Advisors, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

        Annual Retainer                        $800
        Meeting Fee                            $125/meeting
        Committee Meeting Fee                  $75/meeting
        Committee Chairman Retainer            $125/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

4. EXPENSE LIMITATIONS. Commencing October 1, 1993 and until further notice to the Fund, Back Bay Advisors has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 1.60% of Class A average daily net assets and 2.25% of Class B

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED
--------------------------------------------------------------------------------

June 30, 1995 (unaudited)

average daily net assets. From May 18, 1989 through September 30, 1993 expenses were voluntarily limited to 1.50% of the Fund's average daily net assets. As a result of the Fund's expenses exceeding the foregoing expense limitations during the six months ended June 30, 1995, Back Bay Advisors reduced its management fee of $159,706 by $37,512.

5. CONCENTRATION OF CREDIT; LOWER RATED SECURITIES. The Fund invests in securities offering high current income which generally will be rated below investment grade by recognized rating agencies. Certain of these lower rated securities are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations and generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for lower rated securities may be less liquid than the market for higher-rated securities.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED
--------------------------------------------------------------------------------

June 30, 1995 (unaudited)

6. CAPITAL SHARES. At June 30,1995 there was an unlimited number of shares of beneficial interest authorized divided into two classes, Class A and Class B capital stock. Transactions in capital shares were as follows :

                                               YEAR ENDED               SIX MONTHS ENDED
                                            DECEMBER 31, 1994             JUNE 30, 1995
                                        -------------------------    -----------------------
CLASS A                                   SHARES        AMOUNT        SHARES       AMOUNT
-------                                 ----------    -----------    --------    -----------
Shares sold..........................    1,496,591    $14,387,334     564,855    $ 5,111,503
Shares issued in connection with the
  reinvestment of:
  Distributions from net investment
        income.......................      219,370      2,073,464     140,938      1,278,562
                                        ----------    -----------    --------    -----------
                                         1,715,961     16,460,798     705,793      6,390,065

Shares redeemed......................   (1,026,473)    (9,770,807)   (390,189)    (3,539,817)
                                        ----------    -----------    --------    -----------
Net increase.........................      689,488    $ 6,689,991     315,604    $ 2,850,248
                                        ==========    ===========    ========    ===========

                                               YEAR ENDED               SIX MONTHS ENDED
                                            DECEMBER 31, 1994             JUNE 30, 1995
                                        -------------------------    -----------------------
CLASS B                                   SHARES       AMOUNT         SHARES      AMOUNT
-------                                 ----------   -----------     --------   -----------
Shares sold..........................     498,542    $ 4,729,198     401,695    $3,629,984
Shares issued in connection with the
  reinvestment of:
  Distributions from net investment
        income.......................      14,967        137,763      14,674       133,038
                                        ---------    -----------     -------    ----------
                                          513,509      4,866,961     416,369     3,763,022
Shares redeemed......................     (46,997)      (447,496)    (59,941)     (545,802)
                                        ---------    -----------     -------    ----------
Net increase.........................     466,512    $ 4,419,465     356,428    $3,217,220
                                        =========    ===========     =======    ==========
Total increase from capital share
  transactions.......................   1,156,000    $11,109,456     672,032    $6,067,468
                                        =========    ===========     =======    ==========

--------------------------------------------------------------------------------
                           REGULAR INVESTING PAYS
--------------------------------------------------------------------------------



FIVE GOOD REASONS TO INVEST REGULARLY
1. It's an easy way to build assets
2. It's convenient and effortless
3. It requires a low minimum to get started
4. It can help you reach important long-term goals like retirement or college funding
5. It can help you benefit from the ups and downs of the market
With Investment Builder, New England Funds' automatic investment program, you can invest as little as $50 a month in your New England Fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

--------------------------------------------------------------------------------
                       THE POWER OF MONTHLY INVESTING
--------------------------------------------------------------------------------

A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:

Monthly investments of $50:
Years                           Growth of Monthly Investments
-----                           -----------------------------
 0                                      $     0
 5                                      $ 3,661
10                                      $ 9,040
15                                      $16,943
2O                                      $28,555
25                                      $45,618

Monthly investments of $100:
Years                           Growth of Monthly Investments
-----                           -----------------------------
 0                                      $     0
 5                                      $ 7,322
10                                      $18,079
15                                      $33,886
20                                      $57,111
25                                      $91,236

Monthly investments of $200:
Years                           Growth of Monthly Investments
-----                           -----------------------------
 0                                      $      0
 5                                      $ 14,643
10                                      $ 36,158
15                                      $ 67,772
20                                      $114,222
25                                      $182,472


Monthly investments of $500:
Years                           Growth of Monthly Investments
-----                           -----------------------------
 0                                      $      0
 5                                      $ 36,608
10                                      $ 90,396
15                                      $169,429
20                                      $285,555
25                                      $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.

You can start an Investment Builder program with your current New England Fund account, or with any of our other funds. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

--------------------------------------------------------------------------------
                             INFORMATION ON CALL
--------------------------------------------------------------------------------



   YOU CAN CALL NEW ENGLAND FUNDS DAY OR NIGHT


   Do you like to keep on top of your New England Funds but can't always call us during regular business hours? With Tele#Facts, New England Funds' 24-hours a day automated telephone system, you can call us any time that's convenient for you -- day or night!

   By calling 1-800-346-5984 from any Touch-Tone[R] telephone, you can:
   -- Check the current value of your New England Fund account
   -- Find out the current yield and total return on any New England Fund -- Buy, sell or exchange fund shares

   Just remember to have these four items with you before calling:

   1. YOUR PERSONAL IDENTIFICATION NUMBER which is the last four digits of your Social Security number

   2. THE FUND NUMBER -- two- or three-digit number listed on the Tele#Facts wallet card

   3. FUNCTION NUMBER -- listed on the Tele#Facts wallet card

   4. ACCOUNT NUMBER -- listed on all your statements


   You can get the information you need to use Tele#Facts from the back of your statement. If you need another Tele#Facts wallet card or have questions about getting started, please call us at 1-800-225-5478.



   So go ahead and give Tele#Facts a try. We think you'll enjoy this easy-to-use and convenient service from New England Funds!

--------------------------------------------------------------------------------
                              NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                                 STOCK FUNDS

                          International Equity Fund
                                 Growth Fund
                             Star Advisers Fund
                             Capital Growth Fund
                                 Value Fund
                          Growth Opportunities Fund
                                Balanced Fund


                                 BOND FUNDS

                              High Income Fund
                            Strategic Income Fund
                         Government Securities Fund
                              Bond Income Fund
                      Limited Term U.S. Government Fund
                    Adjustable Rate U.S. Government Fund


                              TAX EXEMPT FUNDS
                           Tax Exempt Income Fund
                     Massachusetts Tax Free Income Fund
                Intermediate Term Tax Free Fund of California
                 Intermediate Term Tax Free Fund of New York


                             MONEY MARKET FUNDS

                            Cash Management Trust
                           -- Money Market Series
                           -- U.S. Government Series
                        Tax Exempt Money Market Trust


                  To learn more, and for a free prospectus,
                   contact your financial representative.


                           New England Funds, L.P.
                             399 Boylston Street
                              Boston, MA  02116
                           Toll Free  800-225-5478

 This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

                                   [LOGO]
                              NEW ENGLAND FUNDS
                          Where The Best Minds Meet



                            _____________________

                             399 Boylston Street


                            Boston, Massachusetts


                                    02116

                            _____________________



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